EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.32

Report Pulled:	2/11/2025
Loan Count:	547 / 563
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	40	7.31%
Appraised Value	8	1.46%
CLTV	4	0.73%
Debt Service Coverage Ratio	314	57.40%
First Payment Due Date	5	0.91%
Loan Purpose	24	4.39%
LTV	41	7.50%
Maturity Date	3	0.55%
Original Interest Rate	10	1.83%
Original Qualifying FICO Score	12	2.19%
Origination/Note Date	60	10.97%
Originator Back-End DTI	4	0.73%
Property Type	40	7.10%
Sales Price	1	0.18%
Subject Zipcode	1	0.18%
The Original Principal and Interest Payment Amount	1	0.18%